PROVISION FOR TAX, CIVIL AND LABOR RISKS - Schedule of contingencies assessed as possible risk of loss (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Tax, civil and labor provision and contingent liabilities
Contingencies assessed as possible risk of loss	R$ 8,806,935	R$ 10,193,858
Tax [member]
Tax, civil and labor provision and contingent liabilities
Contingencies assessed as possible risk of loss	8,480,614	9,884,541
Civil [member]
Tax, civil and labor provision and contingent liabilities
Contingencies assessed as possible risk of loss	161,859	128,479
Labor [member]
Tax, civil and labor provision and contingent liabilities
Contingencies assessed as possible risk of loss	R$ 164,462	R$ 180,838